UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:       Compass Efficient Model Portfolios LLC
Address:    213 Overlook Circle
            Suite A-1
            Brentwood, TN 37027

Form 13F File Number: 028-13381

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Ed McConnell
Title:   Chief Compliance Officer
Phone:   770.514.1617

Signature, Place, and Date of Signing:

/s/ H. Edward McConnell, III       Brentwood, Tennessee         10-12-2010
----------------------------     ------------------------     --------------
     (Signature)                      (City, State)               (Date)

Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.

[ ]    13F NOTICE.

[ ]    13F COMBINATION REPORT.



                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        none

Form 13F Information Table Entry Total:   36

Form 13F Information Table Value Total:   $267,523 (thousands)

List of Other Included Managers:	  none




FORM 13F
Compass Efficient Model Portfolios LLC


													Voting Authority

							Value	Shares/	SH/	Put/	Invstmt	Other
Name of Issuer			Title 	CUSIP		Prn Amt	PRN		Call	Dscretn	Mgrs	Sole	Shared	None
				of			(x$1000)
				Class

Greenhaven Cont Commodity	ETF	395258106	13811	490442	SH		Sole				490442
Ishares Barclays 3-7 yr Treas	ETF	464288661	12516	105849	SH		Sole				105849
Ishares Barclays Agg Bond	ETF	464287226	13442	123722	SH		Sole				123722
Ishares Barclays Int Corp	ETF	464288638	12451	114848	SH		Sole				114848
Ishares Barclays TIPS		ETF	464287176	8057	73878	SH		Sole				73878
Ishares Coh & Strs Realty 	ETF	464287564	5293	85492	SH		Sole				85492
Ishares Diversified Alt		ETF	464294107	27908	551683	SH		Sole				551683
Ishares DJ US Real Estate	ETF	464287739	4788	90544	SH		Sole				90544
Ishares Russell 3000		ETF	464287689	14276	211657	SH		Sole				211657
Ishares S&P Citygroup Int'l Tr	ETF	464288117	8988	84627	SH		Sole				84627
Ishares S&P Nat'l AMT-Free	ETF	464288414	364	3409	SH		Sole				3409
PowerShares DB G10 Crncy	ETF	73935Y102	20717	891426	SH		Sole				891426
PowerShares Dynamic Dev. Int'l	ETF	73936T805	353	21645	SH		Sole				21645
PowerShares Dynamic Market Por	ETF	73935X104	362	9197	SH		Sole				9197
PowerShares FTSE RAFI Intl Em	ETF	73936T763	2833	118325	SH		Sole				118325
PowerShares FTSE RAFI US 1000	ETF	73935X583	7195	142953	SH		Sole				142953
PowerShares Preferred Port	ETF	73936T565	294	20329	SH		Sole				20329
PowerShares S&P 500 Buy Wr	ETF	73936G308	13904	656484	SH		Sole				656484
Powershares DB Cmdty Indx 	ETF	73935S105	15386	638144	SH		Sole				638144
Powershares FTSE RAFI Dev Mkt	ETF	73936T789	7690	204199	SH		Sole				204199
Powershares FTSE RAFI Dev Mkt	ETF	73936T771	324	14579	SH		Sole				14579
Powershares FTSE RAFI US 1500 	ETF	73935X567	2386	43031	SH		Sole				43031
S&P Short Term Nat'l AMT-Free	ETF	464288158	357	3369	SH		Sole				3369
SPDR Barclays Capital TIPS	ETF	78464A656	7790	144307	SH		Sole				144307
SPDR Barclays Intl Treas Bd	ETF	78464A516	9143	152486	SH		Sole				152486
SPDR Barclays Municipal Bond	ETF	78464A458	385	16348	SH		Sole				16348
SPDR DJ Int'l Real Estate	ETF	78463X863	5295	137577	SH		Sole				137577
SPDR S&P 500			ETF	78462F103	9468	82961	SH		Sole				82961
SPDR Series TRUST		ETF	78464A425	378	15551	SH		Sole				15551
Vanguard Bond Index Fund	ETF	921937835	12370	149652	SH		Sole				149652
WisdomTree DIEFA Int'l Fd	ETF	97717W703	7949	175852	SH		Sole				175852
WisdomTree Emerging Fixed Cur	ETF	97717W133	10041	438083	SH		Sole				438083
WisdomTree Emerging Mkt Equity	ETF	97717W315	2886	51824	SH		Sole				51824
WisdomTree Int'l Real Estate	ETF	97717W331	5477	190433	SH		Sole				190433
WisdomTree Int'l Sm Cap Div	ETF	97717W760	321	6760	SH		Sole				6760
WisdomTree SmallCap Earnings 	ETF	97717W562	2325	51393	SH		Sole				51393